COMMITMENTS AND CONTINGENCIES (Textual) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Rent Expense	$ 6,029	¥ 37,819	¥ 30,885	$ 19,683	¥ 136,662	¥ 121,530	¥ 110,958
Other Commitment	$ 710			$ 474				¥ 4,511	¥ 3,085